Allianz Life Insurance Company of North America

Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-2913
stewart.gregg@allianzlife.com
www.allianzlife.com

January 4, 2019

Re:    Allianz Life Insurance Company of North America
File No. 333-224310
Dear Sir/Madam:
Enclosed for filing please find Post-Effective Amendment No. 2 to the above referenced Registration Statement on Form S-1. The primary purpose of this filing is to update prospectus disclosure to reflect the contract updates as listed below:
•	Automatic Performance Lock - allows upper and lower targets to be set to lock in Index Option Value when a target is reached
•	iShares® MSCI Emerging Markets ETF - new Index Option added to existing crediting methods
•	Accumulated Alternate Interest reduction for newly issued contracts
Changes in addition to those listed above include movement of the entire Performance Lock discussion to the Summary section of the prospectus and simplification of the Annual Contract Fees discussion in section 6, Expenses.
Any additional required prospectus disclosure, exhibits, final executive compensation disclosure, and updated financial information, to include financial statements as of December 31, 2018, will be provided by an additional post-effective amendment on forms S-1 and N-4.
For the convenience of the staff in reviewing the Registration Statement, a red-lined copy of the prospectus is being sent via email to the Office of Insurance Products of the Division of Investment Management.
Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.
Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number.
Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-2913.
Sincerely,
Allianz Life Insurance Company of North America

By: /s/ Stewart D. Gregg
            Stewart D. Gregg